Average Annual Total Returns - Transamerica Small Cap Value	Mar. 01, 2021
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	4.63%	[1]
Since Inception	5.28%	[1]
Retail Class | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	4.63%	[2]
Since Inception	5.28%	[2]
Retail Class | A
Average Annual Return:
1 Year	(0.19%)
Since Inception	1.72%
Inception Date	Apr. 21, 2017
Retail Class | A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.19%)
Since Inception	0.56%
Retail Class | A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(0.11%)
Since Inception	1.20%
Retail Class | C
Average Annual Return:
1 Year	3.83%
Since Inception	2.52%
Inception Date	Apr. 21, 2017
Retail Class | I
Average Annual Return:
1 Year	5.91%
Since Inception	3.61%
Inception Date	Apr. 21, 2017
Retail Class | R6
Average Annual Return:
1 Year	5.97%
Since Inception	3.66%
Inception Date	Apr. 21, 2017

[1]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.